Derivative Liabilities - Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance			$ 3,293	$ 216,705	$ 216,705	$ 46,985
Total (gains) losses	$ (17,408)	$ 13,233	184,793	(70,766)	102,444	(482,697)
Settlements			(1,178,881)	(750,615)	(865,387)	(256,748)
Additions			990,795	682,953	549,531	909,165
Ending balance		$ 78,277		78,277	3,293	216,705
Change in unrealized gains losses included in earnings relating to derivatives still held as of October, January 31, 2016 and 2015			$ 184,793	$ (70,766)	$ 211	$ (482,697)